Document and Entity Information	Mar. 06, 2024
Entity Listings [Line Items]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Mar. 06, 2024
Entity File Number	1-31565
Entity Registrant Name	FLAGSTAR FINANCIAL, INC.
Entity Central Index Key	0000910073
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	06-1377322
Entity Address, Address Line One	102 Duffy Avenue
Entity Address, City or Town	Hicksville
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11801
City Area Code	516
Local Phone Number	683-4100
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	FLG
Security Exchange Name	NYSE
Bifurcated Option Note Unit SecuritiES SM [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Bifurcated Option Note Unit SecuritiES SM
Trading Symbol	FLG RPU
Security Exchange Name	NYSE
Fixed-to-Floating Rate Series A Noncumulative Perpetual Preferred Stock, $0.01 par value [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Fixed-to-Floating Rate Series A Noncumulative Perpetual Preferred Stock, $0.01 par value
Trading Symbol	FLG RPA
Security Exchange Name	NYSE